UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadion Money Management, Inc.
Address:  1061 Cliff Dawson Rd
          Watkinsville, GA 30677

Form 13F File Number:  28-11320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Isaac
Title:    Chief Compliance Officer
Phone:    (800) 222-7636

Signature, Place, and Date of Signing:

      /s/ Michael Isaac           Watkinsville, Georgia       February 14, 2013
      -----------------           ---------------------       -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           94
                                         -----------

Form 13F Information Table Value Total:  $ 2,996,700
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ ----
SPDR S&P 500 ETF TR           TR UNIT          78462F103     155,722   1,093,480 SH       SOLE                 1,093,480
ISHARES TR                    CORE S&P500 ETF  464287200     632,153   4,416,329 SH       SOLE                 4,416,329
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209       5,621     140,937 SH       SOLE                   140,937
ISHARES TR                    MSCI EAFE INDEX  464287465     421,858   7,419,247 SH       SOLE                 7,419,247
ISHARES TR                    MSCI EMERG MKT   464287234      92,511   2,085,927 SH       SOLE                 2,085,927
ISHARES INC                   MSCI S KOREA     464286772       3,540      55,882 SH       SOLE                    55,882
SPDR S&P MIDCAP 400 ETF TR    MSCI EAFE INDEX  78467Y107     207,061   1,114,968 SH       SOLE                 1,114,968
RYDEX ETF TRUST               GUG S&P500 EQ WT 78355W106     168,727   3,164,429 SH       SOLE                 3,164,429
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     152,891   9,328,329 SH       SOLE                 9,328,329
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704     149,412   3,942,258 SH       SOLE                 3,942,258
ISHARES TR                    RUSSELL10 0 0VAL 464287598     133,161   1,828,627 SH       SOLE                 1,828,627
ISHARES INC                   MSCI PAC J IDX   464286665       4,675      99,170 SH       SOLE                    99,170
ISHARES TR                    S&P 100 IDX FD   464287101       5,383      83,207 SH       SOLE                    83,207
ISHARES INC                   MSCI GERMAN      464286806       3,521     142,569 SH       SOLE                   142,569
ISHARES TR                    S&P NA MULTIMD   464287531       2,785      98,973 SH       SOLE                    98,973
POWERSHARES ETF TRUST II      SENIOR LN PORT   73936Q769         780      31,221 SH       SOLE                    31,221
ISHARES TR                    BARCLYS INTER CR 464288638       4,287      38,522 SH       SOLE                    38,522
ISHARES TR                    BARCLYS 1-3YR CR 464288646       5,456      51,730 SH       SOLE                    51,730
ISHARES TR                    FLTG RATE NT     46429B655       7,787     153,917 SH       SOLE                   153,917
ISHARES TR                    HIGH YLD CORP    464288513       7,318      78,393 SH       SOLE                    78,393
PIMCO ETF TR                  0-5 HIGH YIELD   72201R783       3,573      34,544 SH       SOLE                    34,544
ISHARES TR                    BARCLYS MBS BD   464288588       9,735      90,151 SH       SOLE                    90,151
PIMCO ETF TR                  MSCI EAFE INDEX  72201R833       1,015      10,000 SH       SOLE                    10,000
ISHARES INC                   MSCI JAPAN       464286848     161,242  16,537,680 SH       SOLE                16,537,680
WISDOMTREE TRUST              JAPN HEDGE EQT   97717W851      91,813   2,489,519 SH       SOLE                 2,489,519
WISDOMTREE TRUST              AUSTRALIA DIV FD 97717W810         655      11,266 SH       SOLE                    11,266
SPDR INDEX SHS FDS            INTL TECH ETF    78463X657         664      24,480 SH       SOLE                    24,480
ISHARES INC                   MSCI TURKEY FD   464286715         665       9,962 SH       SOLE                     9,962
ISHARES TR                    S&P GL CONSUME   464288745         647      10,483 SH       SOLE                    10,483
CLAYMORE EXCHANGE TRD FD TR   GUGG CHN RL EST  18383Q861         651      28,497 SH       SOLE                    28,497
ISHARES TR                    BARCLAYS CMBS    46429B366         402       7,773 SH       SOLE                     7,773
SPDR SERIES TRUST             BRC HGH YLD BD   78464A417       1,346      33,069 SH       SOLE                    33,069
ISHARES TR                    MSCI ACWI INDX   464288257      65,236   1,356,826 SH       SOLE                 1,356,826
VANGUARD BD INDEX FD INC      INTERMED TERM    921937819       2,853      32,331 SH       SOLE                    32,331
VANGUARD BD INDEX FD INC      SHORT TRM BOND   921937827       3,763      46,466 SH       SOLE                    46,466
ISHARES TR                    JPMORGAN USD     464288281         265       2,160 SH       SOLE                     2,160
POWERSHARES ETF TR II         ASIA PAC BD PR   73937B753         265      10,700 SH       SOLE                    10,700
PIMCO ETF TR                  15+ YR US TIPS   72201R304         262       3,660 SH       SOLE                     3,660
POWERSHARES ETF TR II         BUILD AMER ETF   73937B407         399      13,180 SH       SOLE                    13,180
POWERSHARES GLOBAL ETF TRUST  I-30 LAD TREAS   73936T524       1,948      59,748 SH       SOLE                    59,748
ISHARES TR                    CORE MSCI EAFE   46432F842     227,354   4,471,072 SH       SOLE                 4,471,072
ISHARES TR                    CORE S&P SCP ETF 464287804     156,498   2,003,819 SH       SOLE                 2,003,819
ISHARES TR                    CORE TOTUSBD ETF 464287226      40,414     363,829 SH       SOLE                   363,829
ISHARES TR                    BARCLYS 1-3 YR   464287457       8,899     105,414 SH       SOLE                   105,414
VANGUARD BD INDEX FD INC      LONG TERM BOND   921937793         791       8,422 SH       SOLE                     8,422
ISHARES TR                    BARCLYS 7-10 YR  464287440       2,215      20,605 SH       SOLE                    20,605
ISHARES TR                    IBOXX INV CPBD   464287242       1,758      14,529 SH       SOLE                    14,529
VANGUARD SCOTTSDALE FDS       INT-TERM CORP    92206C870       2,845      32,450 SH       SOLE                    32,450
ISHARES TR                    BARCLYS 3-7 YR   464288661       4,474      36,309 SH       SOLE                    36,309
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409         716       8,914 SH       SOLE                     8,914
PIMCO ETF TR                  1-5 US TIP IDX   72201R205         490       9,057 SH       SOLE                     9,057
ISHARES TR                    CORE S&P MCP ETF 464287507       2,152      21,162 SH       SOLE                    21,162
AFLAC INC                     COM              001055102         871      16,392 SH       SOLE                    16,392
AT&T INC                      COM              00206R102         879      26,074 SH       SOLE                    26,074
ABBOTT LABS                   COM              002824100         416      13,269 SH       SOLE                    13,269
APTARGROUP INC                COM              038336103         863      18,088 SH       SOLE                    18,088
BANK MONTREAL QUE             COM              063671101         849      13,844 SH       SOLE                    13,844
BAXTER INTL INC               COM              071813109         886      13,298 SH       SOLE                    13,298
BROWN & BROWN INC             COM              115236101         871      34,207 SH       SOLE                    34,207
CHEVRON CORP NEW              COM              166764100         864       7,990 SH       SOLE                     7,990
COMMERCE BANCSHARES INC       COM              200525103         887      25,303 SH       SOLE                    25,303
CONOCOPHILLIPS                COM              20825C104         862      14,860 SH       SOLE                    14,860
COSTCO WHSL CORP NEW          COM              22160K105         878       8,890 SH       SOLE                     8,890
EATON VANCE CORP              COM NON VTG      278265103         893      28,052 SH       SOLE                    28,052
ECOLAB INC                    COM              278865100         892      12,400 SH       SOLE                    12,400
EMERSON ELEC CO               COM              291011104         893      16,865 SH       SOLE                    16,865
ENTERGY CORP NEW              COM              29364G103         858      13,457 SH       SOLE                    13,457
FACTSET RESH SYS INC          COM              303075105         861       9,779 SH       SOLE                     9,779
GENERAL MLS INC               COM              370334104         868      21,485 SH       SOLE                    21,485
GENUINE PARTS CO              COM              372460105         866      13,623 SH       SOLE                    13,623
GRAINGER W W INC              COM              384802104         903       4,460 SH       SOLE                     4,460
HARRIS CORP DEL               COM              413875105         878      17,930 SH       SOLE                    17,930
ILLINOIS TOOL WKS INC         COM              452308109         885      14,551 SH       SOLE                    14,551
JOHNSON & JOHNSON             COM              478160104         877      12,504 SH       SOLE                    12,504
KELLOGG CO                    COM              487836108         879      15,740 SH       SOLE                    15,740
LOCKHEED MARTIN CORP          COM              539830109         881       9,541 SH       SOLE                     9,541
MCCORMICK & CO INC            COM NON VTG      579780206         883      13,905 SH       SOLE                    13,905
MCDONALDS CORP                COM              580135101         855       9,690 SH       SOLE                     9,690
MICROSOFT CORP                COM              594918104         853      31,924 SH       SOLE                    31,924
NATIONAL FUEL GAS CO N J      COM              636180101         864      17,037 SH       SOLE                    17,037
NORDSTROM INC                 COM              655664100         899      16,812 SH       SOLE                    16,812
NORFOLK SOUTHERN CORP         COM              655844108         863      13,962 SH       SOLE                    13,962
NORTHEAST UTILS               COM              664397106         877      22,438 SH       SOLE                    22,438
POLARIS INDS INC              COM              731068102         903      10,727 SH       SOLE                    10,727
PROCTER & GAMBLE CO           COM              742718109         869      12,794 SH       SOLE                    12,794
RAYTHEON CO                   COM NEW          755111507         854      14,838 SH       SOLE                    14,838
REYNOLDS AMERICAN INC         COM              761713106         855      20,637 SH       SOLE                    20,637
SIGMA ALDRICH CORP            COM              826552101         871      11,844 SH       SOLE                    11,844
SOUTHERN CO                   COM              842587107         861      20,103 SH       SOLE                    20,103
SYSCO CORP                    COM              871829107         875      27,644 SH       SOLE                    27,644
UNITED TECHNOLOGIES CORP      COM              913017109         877      10,694 SH       SOLE                    10,694
VERIZON COMMUNICATIONS INC    COM              92343V104         882      20,385 SH       SOLE                    20,385
SPDR S&P 500 ETF TR           TR UNIT          78462F103         922       2,636 SH  Put  SOLE                     2,636
BARCLAYS BK PLC               IPATH S&P500 VIX 06740C188         623       1,950 SH  Put  SOLE                     1,950